INCOME FROM CONTINUING OPERATIONS PER SHARE	12 Months Ended
Jun. 29, 2018
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent [Abstract]
INCOME FROM CONTINUING OPERATIONS PER SHARE
NOTE 16: INCOME FROM CONTINUING OPERATIONS PER SHARE
The computations of income from continuing operations per share are as follows:

	2018	2017

	(In millions, except per share amounts)
Income from continuing operations	$702	$628
Adjustments for participating securities outstanding	(2)	(1)
Income from continuing operations used in per basic and diluted common share calculations (A)	$700	$627
Basic weighted average common shares outstanding (B)	118.6	122.6
Impact of dilutive share-based awards	2.5	1.7
Diluted weighted average common shares outstanding (C)	121.1	124.3
Income from continuing operations per basic common share (A)/(B)	$5.90	$5.11
Income from continuing operations per diluted common share (A)/(C)	$5.78	$5.04

Potential dilutive common shares primarily consist of employee stock options and restricted and performance unit awards. Income from continuing operations per diluted common share excludes the antidilutive impact of 48,590 and 421,507 weighted average share-based awards outstanding in fiscal 2018 and 2017, respectively.